UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number - 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons

Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Art Ally

Timothy Partners, Ltd.

105 Maitland Center Commons

Maitland, FL 32751

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

MUTUAL FUNDS (A) – 99.47%

number of shares		market value
359,109	Timothy Plan Aggressive Growth Fund – Class A	$1,878,138
1,196,175	Timothy Plan Fixed Income Fund – Class A	11,471,323
450,827	Timothy Plan High Yield Bond Fund – Class A	3,660,718
724,892	Timothy Plan International Fund – Class A	5,770,138
688,406	Timothy Plan Large/Mid-Cap Growth Fund – Class A	3,848,190
635,773	Timothy Plan Large/Mid-Cap Value Fund – Class A	7,743,712
310,966	Timothy Plan Small-Cap Value Fund – Class A	3,815,552

	Total Mutual Funds (cost $44,646,745)	38,187,771

SHORT-TERM INVESTMENTS – 0.59%
number of shares		market value
229,224	Fidelity Institutional Money Market Fund, 2.81% (B)	229,224

	Total Short-Term Investments (cost $229,224)	229,224

	TOTAL INVESTMENTS (cost $44,875,969) – 100.06%	$38,416,995

	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.06)%	(24,679)

	NET ASSETS – 100.00%	$38,392,316

	(A) Fund held is another series within the Timothy Plan.
	(B) Variable rate security; the yield shown represents the rate at September 30, 2008.

	The following information for the Fund is presented on an income tax basis as of September 30, 2008.

	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	(6,458,974)

	Net Unrealized Gain/(Loss)	$(6,458,974)

	Cost of Investments	$44,875,969

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of September 30, 2008 – (Unaudited)

MUTUAL FUNDS (A) – 100.81%

number of shares		market value
439,273	Timothy Plan Aggressive Growth Fund – Class A	$2,297,399
238,112	Timothy Plan High Yield Bond Fund – Class A	1,933,470
604,743	Timothy Plan International Fund – Class A	4,813,754
681,825	Timothy Plan Large/Mid-Cap Growth Fund – Class A	3,811,404
314,858	Timothy Plan Large/Mid-Cap Value Fund – Class A	3,834,975
197,390	Timothy Plan Small-Cap Value Fund – Class A	2,421,971

	Total Mutual Funds (cost $23,359,154)	19,112,973

	TOTAL INVESTMENTS (cost $23,359,154) – 100.81%	$19,112,973

	LIABILITIES IN EXCESS OF CASH & OTHER ASSETS – (0.81)%	(154,140)

	NET ASSETS – 100.00%	$18,958,833

	(A) Fund held is another series within the Timothy Plan

	The following information for the Fund is presented on an income tax basis as of September 30, 2008.

	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	(4,246,181)

	Net Unrealized Gain/(Loss)	$(4,246,181)

	Cost of Investments	$23,359,154

NOTES TO THE SCHEDULE OF INVESTMENTS

September 30, 2008 – (Unaudited)

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 1 – Unrealized Appreciation (Depreciation)

At September 30, 2008, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. / dep.
Conservative Growth	$44,875,969	$—	$(6,458,974)	$(6,458,974)
Strategic Growth	$23,359,154	$—	$(4,246,181)	$(4,246,181)

Note 2 – Fair Value Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Timothy Plan Conservative Growth Portfolio’s assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$38,416,995	$—
Level 2 – Other Significant Observable Inputs	$—	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$38,416,995	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Conservative Growth Portfolio did not hold any assets at any time during the quarter ended September 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Strategic Growth Portfolio’s assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$19,112,973	$—
Level 2 – Other Significant Observable Inputs	$—	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$19,112,973	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Strategic Growth Portfolio did not hold any assets at any time during the quarter ended September 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By:	/s/ Arthur D Ally
Arthur D. Ally, President / Principal Executive Officer

Date:	11/19/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur D Ally
Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date:	11/19/08